Leases - Summary of changes in right of use assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Leases [Line Items]
Lease Impairment Charge Assets Or Disposal Groups Classified As Held For Sale	$ 0.0	$ 6.1
Marine Businesses Assets [Member]
Leases [Line Items]
Lease Impairment Charge Assets Or Disposal Groups Classified As Held For Sale		6.1
Cost of sales [member]
Leases [Line Items]
Cost of goods and services sold depreciation	$ 33.2	$ 28.4